Land Use Right (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total estimated future amortization expenses	$ 969,339	$ 1,086,148
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
2019	57,166
2020	57,166
2021	57,166
2022	57,166
2023	57,166
Thereafter	710,051
Total estimated future amortization expenses	$ 969,339	$ 1,086,148